Stockholders' Deficit - Common Stock Shares (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares
Stockholders' Equity (Deficit)
Common shares, shares authorized (in shares)	36,326,815	36,326,815
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding (in shares)	29,521,810	29,521,810	25,729,542
Temporary equity, shares issued (in shares)	29,521,810	29,521,810
Common shares, shares issued (in shares)	2,382,358	2,106,934
Common shares, shares outstanding (in shares)	2,382,358	2,106,934
Class A Common stock
Stockholders' Equity (Deficit)
Common shares, shares authorized (in shares)	280,000,000	280,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding (in shares)	15,000,000	15,000,000
Class A Common Stock Subject to Redemption
Stockholders' Equity (Deficit)
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding (in shares)	15,000,000	15,000,000
Temporary equity, shares issued (in shares)	15,000,000	15,000,000
Class B Common Stock
Stockholders' Equity (Deficit)
Common shares, shares authorized (in shares)	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	3,750,000	3,750,000
Common shares, shares outstanding (in shares)	3,750,000	3,750,000
Number of Class A common stock issued upon conversion of each share (in shares)	1
Ratio to be applied to the stock in the conversion	20